Related Party Transactions - Schedule of Transactions with a Related Party (Details) - An Affiliated Company - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases of Storage and Transportation Service
Related Party Transaction [Line Items]
Transactions with related parties	¥ 13,843	¥ 15,183
Purchases of Inventories and Services
Related Party Transaction [Line Items]
Transactions with related parties	¥ 24,472		¥ 389